Equity and debt investments at fair value through OCI and other short/long-term investments	12 Months Ended
Dec. 31, 2023
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Equity and debt investments at fair value through OCI and other short/long-term investments
Note 4. Equity and debt investments at fair value through OCI and other short/long-term investments
As of December 31, 2022 and 2023, equity investments at fair value through OCI and other short-term investments includes an equity investment in Koninklijke KPN N.V (hereinafter, KPN) for Ps. 44,371,166 and Ps. 33,549,372, respectively, other short-term investments for Ps. 3,523,883 in 2023, and an equity investment in Verizon for Ps. 44,056,945 and Ps. 36,682,372, respectively.
The investments in KPN, Verizon and others, are carried at fair value with changes in fair value being recognized through other comprehensive income. As of December 31, 2022 and 2023, the Company has recognized in equity changes in fair value of Ps. (4,707,276) and Ps. (967,609) respectively, net of deferred taxes.
As of December 31, 2022 and 2023, the Company has recognized an income related to the earn-out
stipulated in the Verizon’s contract, of Ps. 4,271,250 and Ps. 2,206,671, respectively, which are included within “Valuation of derivatives, interest cost from labor obligations, and other financial items, net” in the consolidated statements of comprehensive income.
During the years ended December 31, 2021, 2022 and 2023, the Company recognized dividend income from KPN for an amount of Ps. 2,628,600, Ps. 2,459,637 and Ps. 1,867,184, respectively, also for Verizon for an amount of Ps. 3,696,356 and Ps. 2,684,643 in 2022 and 2023, respectively, which are included within “Valuation of derivatives, interest cost from labor obligations, and other financial items, net” in the consolidated statements of comprehensive income.
As of December 31, 2022 and 2023 long-term debt instruments at fair value through OCI for Ps. 6,981,149 and Ps. 14,914,412, respectively.